Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (26,921)	$ (38,861)	$ (56,602)
Adjustments to reconcile net loss to net cash used in operating activities:
Reversal of provision on accounts receivables & other current assets	(501)	(20)	(1,757)
Depreciation of property and equipment	424	376	123
Amortization of intangible assets		1,427	2,110
Amortization of right of use asset	928	537	829
Loss on disposal of property and equipment	7
Impairment of inventory			1,268
Deferred income tax expenses (benefits)	783	(55)	680
Interest expense related to debt discount	700	11,387	9,945
Share-based compensation expenses	6,817	2,782	7,937
Loss (gain) on debt settlement	(176)	(217)	17,199
Loss on disposal of subsidiary			303
Non-employee share-based compensation expenses	952	604	9,596
Reversal of contingency loss			(3,277)
Gain from debt forgiveness			(2,094)
Change in fair value of contingent consideration for the acquisition of HHE			111
Loss on additional compensation to HHE	5,400	5,950
Loss related to equity financing	14,156	3,669
Loss from deconsolidation of HHE		3,610
Changes in operating assets and liabilities, net of the effects of an acquisition:
Accounts receivable	1,128	(1,052)	(1,379)
Inventories	679	1,982	(5,310)
Contract assets		1,485	(1,414)
Prepaid expenses and other current assets	351	6,343	(12,944)
Other non-current assets
Accounts payable	(218)	(1,379)	(1,261)
Accrued expenses and other payables	(5,501)	(3,673)	9,753
Advances from customers and contract liabilities	(2,699)	2,107	(92)
Amounts due to related parties	(3)	(1,766)	(1,288)
Deferred revenues		9	1,040
Long-term payable	(417)	(252)	669
Income tax payable	208	(392)	(1,454)
Unrecognized tax benefit	(1,990)
Lease liabilities	(896)	(109)	(1,361)
Other non-current liabilities		(15)	(68)
Net cash used in operating activities	(6,789)	(5,523)	(28,738)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(250)	(718)	(781)
Cash disposed of from deconsolidation of HHE		(1,117)
Investment in time deposit	(2,060)	(1,436)
Investment in convertible bond and cash loan		(100)	(338)
Proceeds from acquisition of a subsidiary, net of cash acquired			121
Additional compensation payment to a former subsidiary	(2,700)
Net cash used in investing activities	(5,010)	(3,371)	(998)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank and other borrowings	424	155	3,507
Repayments of short-term bank and other borrowings		(579)	(3,906)
Proceeds from long-term bank and other borrowings		112
Repayments of long-term bank and other borrowings		(1)	(111)
Proceeds from issuance of convertible notes	1,418	15,075	34,427
Proceeds from exercising of warrants			55
Proceeds from non-controlling shareholders of a subsidiary		138	297
Net cash generated from financing activities	1,842	14,900	34,269
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	(307)	(2,594)	311
Net increase (decrease) in cash and cash equivalents and restricted cash	(10,264)	3,412	4,844
Cash and cash equivalents and restricted cash at the beginning of year	11,337	7,925	3,081
Cash and cash equivalents and restricted cash at the end of year	1,073	11,337	7,925
Less: cash and cash equivalents and restricted cash of discontinued operations at the end of year			1,597
Cash and cash equivalents and restricted cash of continuing operations at the end of year	1,073	11,337	6,328
Reconciliation of cash and cash equivalents and restricted cash of the continuing operations
Cash and cash equivalents of continuing operations at the end of year	1,047	11,305	6,117
Restricted cash of continuing operations at the end of year	26	32	211
Total cash and cash equivalents and restricted cash of continuing operations	1,073	11,337	6,328
Reconciliation of cash and cash equivalents and restricted cash of the discontinued operations
Cash and cash equivalents of discontinued operations at the end of year			1,597
Restricted cash of discontinued operations at the end of year
Total cash and cash equivalents and restricted cash of discontinued operations			1,597
Supplemental disclosures of cash flow information:
Interest paid	(281)	(232)	(1,707)
Interest received	51	24	4
Income tax paid		(254)	(375)
Cash paid included in the measurement of lease liabilities	(881)	(678)	(1,088)
Supplemental schedule of non-cash activities:
Acquisition of a subsidiary			3,529
Loan conversion with ordinary shares		1,250
Conversion of convertible notes	500	28,692	21,433
Issuance of shares for increase in subscription receivable	11,136	2,760
Shares released from escrow			4,080
Debt settlements by issuance of ordinary shares	$ 1,321		$ 36,092